Long-Term Debt - Additional Information (Detail) $ in Thousands						3 Months Ended	9 Months Ended	12 Months Ended
	Oct. 23, 2019 USD ($)	Jul. 23, 2019 USD ($)	Jun. 24, 2019 USD ($)	Apr. 01, 2019 USD ($)	Oct. 22, 2018 USD ($)	Sep. 28, 2019 USD ($)	Sep. 28, 2019 USD ($)	Dec. 29, 2018 USD ($)	Oct. 22, 2019 USD ($)	Dec. 30, 2017 USD ($)
Debt and Financial Instruments [Line Items]
Debt issuance costs								$ 1,800
Write off of debt issuance costs						$ 322	$ 4,110
Write off of loan discounts							$ 1,374
Eurodollar
Debt and Financial Instruments [Line Items]
Applicable margin							1.00%	1.00%
Federal funds effective rate
Debt and Financial Instruments [Line Items]
Applicable margin							0.50%	0.50%
Minimum
Debt and Financial Instruments [Line Items]
Fixed interest period								2 months
Minimum | Eurodollar
Debt and Financial Instruments [Line Items]
Applicable margin							0.00%	1.00%
Minimum | ABR
Debt and Financial Instruments [Line Items]
Applicable margin								2.00%
Maximum
Debt and Financial Instruments [Line Items]
Fixed interest period								12 months
Revolving credit facility
Debt and Financial Instruments [Line Items]
Maximum borrowing capacity								$ 100,000
Capitalizable debt issuance costs								1,000
Letter of credit outstanding								75,000
First Lien Credit Agreement
Debt and Financial Instruments [Line Items]
Maximum borrowing capacity								100,000
Letter of Credit
Debt and Financial Instruments [Line Items]
Letter of credit outstanding								$ 3,400		$ 3,400
Senior Notes
Debt and Financial Instruments [Line Items]
Applicable margin								2.00%
Senior Notes | First Lien Credit Agreement
Debt and Financial Instruments [Line Items]
Effective interest rate								5.19%		6.09%
Revolving credit facility | Revolving credit facility | Minimum | Eurodollar
Debt and Financial Instruments [Line Items]
Applicable margin								3.25%
Revolving credit facility | Revolving credit facility | Minimum | ABR
Debt and Financial Instruments [Line Items]
Applicable margin								2.25%
Revolving credit facility | Revolving credit facility | Maximum | Eurodollar
Debt and Financial Instruments [Line Items]
Applicable margin								3.75%
Revolving credit facility | Revolving credit facility | Maximum | ABR
Debt and Financial Instruments [Line Items]
Applicable margin								2.75%
First Lien Credit Agreement
Debt and Financial Instruments [Line Items]
Minimum interest payment				$ 1,800
Term loan due date				Oct. 21, 2025
Capitalizable debt issuance costs								$ 7,200
First Lien Credit Agreement | Investor
Debt and Financial Instruments [Line Items]
Write off of debt issuance costs								2,500
First Lien Credit Agreement | Revolving credit facility
Debt and Financial Instruments [Line Items]
Maximum borrowing capacity					$ 100,000
Secured leverage ratio						7.00	7.00
Threshold to test leverage ratio						$ 10,000	$ 10,000
Percentage of total amount of revolving credit facility commitments						35.00%	35.00%
First Lien Credit Agreement | Revolving credit facility | Minimum
Debt and Financial Instruments [Line Items]
Quarterly commitment fee					0.25%
First Lien Credit Agreement | Revolving credit facility | Maximum
Debt and Financial Instruments [Line Items]
Quarterly commitment fee					0.50%
First Lien Credit Agreement | Letter of Credit
Debt and Financial Instruments [Line Items]
Maximum borrowing capacity					$ 35,000
Letter of credit outstanding						$ 3,600	$ 3,600
First Lien Credit Agreement | Bridge Loan
Debt and Financial Instruments [Line Items]
Maximum borrowing capacity					20,000
First Lien Credit Agreement | Dividend Declared and Paid 1 [Member]
Debt and Financial Instruments [Line Items]
Cash dividend								152,200
First Lien Credit Agreement | Dividend Declared and Paid 2 [Member]
Debt and Financial Instruments [Line Items]
Cash dividend								1,400
First Lien Credit Agreement | Dividend Paid
Debt and Financial Instruments [Line Items]
Cash dividend								$ 153,600
First Lien Credit Agreement | Senior Notes
Debt and Financial Instruments [Line Items]
Debt instrument, face amount					725,000
Effective interest rate						576.00%	576.00%
Repayments of long-term debt			$ 248,000
Debt instrument, periodic payment, interest			3,800
First Lien Credit Agreement | Senior Notes | Eurodollar
Debt and Financial Instruments [Line Items]
Applicable margin							3.50%	3.75%
First Lien Credit Agreement | Senior Notes | ABR
Debt and Financial Instruments [Line Items]
Applicable margin							2.50%	2.75%
First Lien Credit Agreement | Senior Notes | Revolving credit facility
Debt and Financial Instruments [Line Items]
Capitalizable debt issuance costs								$ 5,900
Second Lien Credit Agreement | Eurodollar
Debt and Financial Instruments [Line Items]
Applicable margin								1.00%
Second Lien Credit Agreement | Federal funds effective rate
Debt and Financial Instruments [Line Items]
Applicable margin								0.50%
Second Lien Credit Agreement | Investor
Debt and Financial Instruments [Line Items]
Write off of debt issuance costs								$ 900
Second Lien Credit Agreement | Minimum
Debt and Financial Instruments [Line Items]
Fixed interest period								2 months
Second Lien Credit Agreement | Minimum | Eurodollar
Debt and Financial Instruments [Line Items]
Applicable margin								1.00%
Second Lien Credit Agreement | Minimum | ABR
Debt and Financial Instruments [Line Items]
Applicable margin								2.00%
Second Lien Credit Agreement | Maximum
Debt and Financial Instruments [Line Items]
Fixed interest period								12 months
Second Lien Credit Agreement | Senior Notes
Debt and Financial Instruments [Line Items]
Debt instrument, face amount					$ 150,000				$ 150,000
Applicable margin								2.00%
Effective interest rate								9.59%		9.94%
Write off of debt issuance costs			3,800
Repayments of long-term debt			150,000
Debt instrument, periodic payment, interest			3,600
Write off of loan discounts			$ 1,400
Second Lien Credit Agreement | Senior Notes | Eurodollar
Debt and Financial Instruments [Line Items]
Applicable margin								7.25%
Second Lien Credit Agreement | Senior Notes | ABR
Debt and Financial Instruments [Line Items]
Applicable margin								6.25%
Second Lien Credit Agreement | Senior Notes | Revolving credit facility
Debt and Financial Instruments [Line Items]
Capitalizable debt issuance costs								$ 4,100
Term Loan Maturing October 22, 2025 | Senior Notes
Debt and Financial Instruments [Line Items]
Debt instrument, face amount		$ 475,200
Repayments of long-term debt	$ 15,000
Term Loan Maturing October 22, 2025 | Senior Notes | Minimum | Eurodollar
Debt and Financial Instruments [Line Items]
Applicable margin		3.50%
Term Loan Maturing October 22, 2025 | Senior Notes | Minimum | ABR
Debt and Financial Instruments [Line Items]
Applicable margin		2.50%
Term Loan Maturing October 22, 2025 | Senior Notes | Maximum | Eurodollar
Debt and Financial Instruments [Line Items]
Applicable margin		3.25%
Term Loan Maturing October 22, 2025 | Senior Notes | Maximum | ABR
Debt and Financial Instruments [Line Items]
Applicable margin		2.25%